Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Material income and expense [abstract]
Interest expense, Corporate bonds	$ 5,203.0		$ 1,337.3	$ 1,139.9
Lease liabilities	193.3		227.8	240.9
Interest expense, Bank loans	17.6		500.9	1,869.4
Interest expense, Others	0.3		15.5	0.7
Finance costs	$ 5,414.2	$ 195.2	$ 2,081.5	$ 3,250.9